N-2 - USD ($)				3 Months Ended
		Feb. 06, 2026	Feb. 02, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001268884
Amendment Flag		true
Amendment Description		Amendment No. 14
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-21465
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		14
Entity Registrant Name		CBRE Global Real Estate Income Fund
Entity Address, Address Line One		555 E. Lancaster Avenue
Entity Address, Address Line Two		Suite 120
Entity Address, City or Town		Radnor
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19087
City Area Code		(877)
Local Phone Number		711-4272
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	-%	(1)
Offering Expenses of the Common Shares borne by the Trust	-%	(1)
Dividend Reinvestment Plan Fees(3)	None

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Shares(2)
Annual Expenses
Management Fees(4)	1.26%
Other Expenses	0.25%
Total Annual Expenses Excluding Interest Expense	1.51%
Interest Payments on Borrowed Funds(5)	2.11%
Total Annual Expenses Including Interest Expense	3.62%
(1)	The sales load will apply only if the securities to which this prospectus relates are sold to or through underwriters. In such case, a corresponding prospectus supplement will disclose the applicable sales load. The corresponding prospectus supplement will also disclose the estimated offering expenses borne by the Trust.
(2)	The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.
(3)	Common shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Trust’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $2.50 sales fee and a $0.15 per share sold brokerage commission.
(4)	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Trust did not utilize leverage.
(5)	Based on actual borrowings as of December 31, 2025 and utilizing the interest rate as of that same date of 4.39%. This information is unaudited as of February 2, 2026.

Management Fees [Percent]	[2]	1.26%
Interest Expenses on Borrowings [Percent]	[3]	2.11%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.25%
Total Annual Expenses [Percent]		3.62%
Expense Example [Table Text Block]

EXAMPLE:

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses set forth above, and (2) a 5% annual return:(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred(2)	$37	$111	$188	$388
(1)	The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses table are accurate, that all dividends and distributions are reinvested at net asset value. The example uses the 3.62% annual expense calculated above for the 10-year period. Year 1 includes an additional 0.02% of expense for estimated costs associated with the N-2 filing. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
(2)	Assumes that leverage remains 32.43% of the Trust’s capital throughout the periods reflected. See “Management of the Trust - Investment Management Agreement.”

Expense Example, Year 01	[4]	$ 37
Expense Example, Years 1 to 3	[4]	111
Expense Example, Years 1 to 5	[4]	188
Expense Example, Years 1 to 10	[4]	$ 388
Basis of Transaction Fees, Note [Text Block]	[1]	as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]		The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Trust did not utilize leverage.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Borrowings Outstanding at the End of Period
Fiscal Year Ended December 31	Aggregate Amount Outstanding (000)(1)	Asset Coverage Per $1,000(2)
As of 6/30/2025 (unaudited)	$353,287,900	$3,117
2024	$347,922,500	$3,072
2023	$289,441,900	$3,996
2022	$345,209,400	$3,132
2021	$320,488,800	$4,812
2020	$289,726,800	$4,262
2019	$121,019,500	$9,535
2018	$74,110,800	$12,883
2017	$175,743,600	$6,966
2016	$88,108,200	$12,451
2015	$174,414,970	$7,042
____________
(1)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding as of the end of the relevant fiscal year owed by the Trust to lenders under arrangements in place at the time.
(2)	Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities Amount						$ 353,287,900		$ 347,922,500				$ 289,441,900				$ 345,209,400	$ 320,488,800	$ 289,726,800	$ 121,019,500	$ 74,110,800	$ 175,743,600	$ 88,108,200	$ 174,414,970
Senior Securities Coverage per Unit						$ 3,117		$ 3,072				$ 3,996				$ 3,132	$ 4,812	$ 4,262	$ 9,535	$ 12,883	$ 6,966	$ 12,451	$ 7,042
Senior Securities, Note [Text Block]

Senior Securities

The following table sets forth information regarding the Trust’s outstanding senior securities as of the end of each of the Trust’s last ten fiscal periods. The Trust’s senior securities during this time period are comprised of outstanding indebtedness, which constitutes a “senior security” as defined in the 1940 Act. The information in this table for the fiscal years ended 2024, 2023, 2022, 2021, 2020, 2019, and 2018 has been audited by KPMG LLP, independent registered public accounting firm. The Trust’s audited financial statements, including the report of KPMG LLP thereon, and accompanying notes thereto, are incorporated herein by reference to the Trust’s annual report on Form N-CSR for the fiscal period ended December 31, 2024.

	Borrowings Outstanding at the End of Period
Fiscal Year Ended December 31	Aggregate Amount Outstanding (000)(1)	Asset Coverage Per $1,000(2)
As of 6/30/2025 (unaudited)	$353,287,900	$3,117
2024	$347,922,500	$3,072
2023	$289,441,900	$3,996
2022	$345,209,400	$3,132
2021	$320,488,800	$4,812
2020	$289,726,800	$4,262
2019	$121,019,500	$9,535
2018	$74,110,800	$12,883
2017	$175,743,600	$6,966
2016	$88,108,200	$12,451
2015	$174,414,970	$7,042
____________
(1)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding as of the end of the relevant fiscal year owed by the Trust to lenders under arrangements in place at the time.
(2)	Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities Highlights Audited, Note [Text Block]		The information in this table for the fiscal years ended 2024, 2023, 2022, 2021, 2020, 2019, and 2018 has been audited by KPMG LLP, independent registered public accounting firm.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

THE TRUST’S INVESTMENTS

The following section describes the Trust’s investment objectives, significant investment policies and investment techniques. More complete information describing the Trust’s significant investment policies and techniques, including the Trust’s fundamental investment restrictions, can be found in the Statement of Additional Information, which is herein incorporated by reference.

Investment Objectives and Policies

The Trust’s primary investment objective is high current income and its secondary investment objective is capital appreciation. The Trust has a policy of concentrating its investments in the real estate industry. The Trust’s investment objectives and its policy of concentrating its investments in the real estate industry are fundamental and may not be changed without shareholder approval. Unless otherwise indicated, the Trust’s other investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval, although it has no current intention of doing so. There can be no assurance that the Trust’s investment objectives will be achieved.

The Trust has a policy of concentrating its investments in the real estate industry and not in any other industry. Under normal market conditions, the Trust will invest substantially all but no less than 80% of its total assets in income-producing global “Real Estate Equity Securities.” Real Estate Equity Securities include common stocks, preferred securities, warrants and convertible securities issued by real estate companies, such as REITs and REOCs. The Trust, under normal market conditions, invests (i) at least 30% of its assets in securities of companies economically tied to countries other than the United States, and (ii) in the securities of companies economically tied to a minimum of seven countries, including the United States. The Trust, under normal market conditions, will invest in Real Estate Equity Securities of companies domiciled primarily in developed countries. However, the Trust may invest up to 15% of its total assets in Real Estate Equity Securities of companies domiciled in emerging market countries. Under normal market conditions, the Trust expects to have investments in at least three countries, including the United States.

The Trust will invest primarily in Real Estate Equity Securities with market capitalizations that range, in the current market environment, from approximately $100 million to approximately $100 billion. However, there is no restriction on the market capitalization range or the actual market capitalization of the individual companies in which the Trust may invest.

The Trust may invest up to 25% of its total assets in preferred securities of global real estate companies. The Trust may invest up to 20% of its total assets in preferred securities that are rated below investment grade or that are not rated and are considered by the Trust’s investment adviser to be of comparable quality. Preferred securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the preferred securities to pay interest and repay principal. Investment grade quality securities are those that are rated within the four highest grades by Moody’s Ratings, S&P Global Ratings, or Fitch Ratings at the time of investment or are considered by the Trust’s investment adviser to be of comparable quality. Although it has no present intentions to do so, the Trust may invest in securities and other instruments that, at the time of investment, are illiquid (i.e., securities that are not readily marketable).

The Trust defines a real estate company as a company that derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets invested in such real estate. A common type of real estate company, a REIT, is a domestic corporation that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments and may realize capital gains by selling properties that have appreciated in value. A U.S. REIT is not taxed on income distributed to its shareholders if it complies with several requirements of the Code. As a result, REITs tend to pay relatively high dividends (as compared to other types of companies), and the Trust intends to use these REIT dividends in an effort to meet its primary objective of high current income.

Global real estate companies outside the U.S. include, but are not limited to, companies with similar characteristics to the REIT structure, in which revenue primarily consists of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

The Trust may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). The Trust may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

The Trust may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with its investments in foreign Real Estate Equity Securities. Although not intended to be a significant element in the Trust’s investment strategy, from time to time the Trust may use various other investment management techniques that also involve certain risks and special considerations, including engaging in short sales.

The Trust will invest in Real Estate Equity Securities where dividend distributions are subject to withholding taxes as determined by United States tax treaties with respective individual foreign countries.

Approach to Selecting Securities

The Advisor uses a disciplined two-step process for constructing the Trust’s portfolio. First, the Advisor selects sectors and geographic regions in which to invest, and determines the degree of representation in the Trust’s portfolio of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, the Advisor uses a proprietary process and tools to identify investments with superior relative return prospects relative to the overall universe of stocks. This proprietary process and tools examine many factors, including: (i) growth; (ii) value; (iii) quality; and (iv) market momentum. The Advisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

Portfolio Composition

The Trust’s portfolio will be composed principally of the investments described below. A more detailed description of the Trust’s investment policies and restrictions and more detailed information about the Trust’s portfolio investments are contained in the Statement of Additional Information.

Real Estate Companies. Under normal market conditions, the Trust will invest substantially all but not less than 80% of its total assets in income producing common stocks, preferred securities, warrants and convertible securities issued by global real estate companies. For purposes of the Trust’s investment policies, the Trust defines a real estate company as a company that derives at least 50% of its total revenue or earnings from the owning, operating, leasing, developing, managing, brokering and/or selling real estate, or has at least 50% of its assets invested in real estate.

Real Estate Investment Trusts (REITs). The Trust will invest in REITs. A REIT is a real estate company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A U.S. REIT is not taxed on income distributed to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Code. As a result, REITs tend to pay higher dividends relative to other types of companies, and the Trust intends to use these REIT dividends in an effort to meet its primary objective of high current income.

REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Non-U.S. Real Estate Companies. The Trust will invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to the REIT structure, in which revenue primarily consists of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

Depositary Receipts. The Trust may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

Preferred Securities. The Trust may invest in preferred securities issued by real estate companies. Preferred securities pay fixed or floating rate dividends to investors, and have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred securities before paying any dividends on its common stock. Preferred security holders usually have no right to vote for corporate directors or on other matters.

Convertible Debt of Real Estate Companies. The Trust may invest in convertible debt of real estate companies. The investment return of convertible corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a convertible corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of a convertible corporate bond also may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations with respect to interest or principal payments at the time called for by an instrument.

Foreign Securities. The Trust may invest up to 100% of its total assets in Foreign Securities, including securities denominated in foreign currencies or in multinational currency units. The Trust may hold any Foreign Securities of emerging market issuers which may entail additional risks. See “Risk Factors - Emerging Markets Risks” below. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidence of ownership of such securities usually is held outside the United States, the Trust will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the Foreign Securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Since Foreign Securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

Lower-Rated Securities. The Trust will not invest more than 20% of its total assets in preferred securities of below investment grade quality. Investment grade quality securities are those that are rated within the four highest grades (i.e., Baa3/ BBB- or better) by Moody’s, S&P or Fitch, or unrated securities determined by the Advisor to be of comparable credit quality. The Trust may only invest in high yield securities that are rated CCC- or higher by S&P, rated Caa or higher by Moody’s, or rated CCC- or higher by Fitch, or unrated securities determined by the Advisor to be of comparable quality. The Trust will not invest in securities that are in default as to payment of principal or interest at the time of purchase.

See “Risk Factors - Risks of Investment in Lower-Rated Securities” for a discussion of the risks of below investment grade securities. For a description of security ratings, see Appendix A of the Statement of Additional Information.

Strategic Transactions. The Trust may, but is not required to, use various strategic transactions described below to seek to generate total return, facilitate portfolio management and mitigate risks. Such strategic transactions are regularly used by many mutual funds and other institutional investors. Although the Advisor seeks to use these kinds of transactions to further the Trust’s investment objectives, no assurance can be given that they will achieve this result.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisor’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell. The use of currency transactions can result in the Trust incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Trust to deliver or receive a specified currency. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.

A more complete discussion of Strategic Transactions and their risks is contained in the Trust’s Statement of Additional Information.

Illiquid Securities. The Trust does not presently intend to invest in illiquid securities; however, the Trust may invest in illiquid securities. Illiquid securities are not readily marketable (i.e., within seven days) and include, but are not limited to, restricted securities (securities the disposition of which are restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act, but that are not deemed to be liquid, and repurchase agreements with maturities in excess of seven days.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Trust may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Trust may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Trust might obtain a less favorable price than that which prevailed when it decided to sell.

Temporary Defensive Position. Upon the Advisor’s recommendation, during periods of unusual adverse market condition and in order to keep the Trust’s cash fully invested, including the period during which the net proceeds of the offering are being invested, the Trust may deviate from its investment objectives and invest all or any portion of its assets in investment grade debt securities, without regard to whether the issuer is a real estate company. In such a case, the Trust may not pursue or achieve its investment objectives.

Portfolio Turnover. The Trust may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Trust’s investment objectives. Although the Trust cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Trust. High portfolio turnover may result in the realization of net short-term capital gains by the Trust which, when distributed to shareholders, will be taxable as ordinary income. See “Tax Matters.”

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in Common Shares.

General Real Estate Risks. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws, interest rate levels, and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities or dividends on its equity securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently, its ability to control decisions relating to such properties may be limited.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

Multifamily/Residential Properties. The value and successful operation of a multifamily/residential property may be affected by a number of factors, such as the location of the property, environmental and natural hazards, financing and debt obligations, including the level of mortgage rates, the presence of competing properties, adverse economic conditions, oversupply and rent control laws or other laws affecting such properties, and the ability of the management team in evaluating potential and current investments, leasing decisions, managing vacancy, tenant risks, and property maintenance.

Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

Office Properties. Office properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property subsequent to a foreclosure of such property.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs, and competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

The governmental laws and regulations described above are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply in its own right for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses would be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

Community Shopping Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. Like other types of property in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions with respect to rental rates and occupancy levels.

Industrial Properties. Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.

Tower Companies. Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on-site or off-site contamination and related personal injury or property damage.

Data Centers Properties. Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.

Net Lease Properties. Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.

Other factors that may contribute to the riskiness of all real estate investments include:

Lack of Insurance. Certain real estate companies may have disclosed that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable, or not economically insurable. Certain properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Any type of uninsured loss could cause a real estate company to lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Trust’s investment performance.

Credit Risk. Real estate companies may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real estate companies may be subject to risks normally associated with debt financing. If the principal payments of a real estate company’s debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company’s cash flow may not be sufficient to repay all maturing debt outstanding.

In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a real estate company’s range of operating activity. A real estate company, therefore, may be contractually prohibited from incurring additional indebtedness, selling its assets, engaging in mergers, or making acquisitions which may be beneficial to the operation of the real estate company.

Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions could be reduced.

Recent Events. The value of real estate is particularly susceptible to a variety of factors, such as economic, financial or political events, including, but not limited to, recessions, changes in interest rates, rising inflation, war, including Russia’s invasion of Ukraine, acts of terrorism, the spread of infectious disease or other public health emergencies, such as the global pandemic caused by COVID-19, and other changes in foreign and domestic conditions. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Acts of God and Geopolitical Risks. The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of COVID-19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. The performance of certain investments may also be affected because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.

The extent of the impact of any such disruption on the Trust will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Advisor’s ability to source, manage and divest investments, and the Advisor’s ability to achieve the Trust’s investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Advisor, the Trust, and its portfolio investments, or even temporarily or permanently halt their operations.

REIT Issues. U.S. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Trust may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate-level taxation, significantly reducing the return to the Trust on its investment in such company. REITs could possibly fail to qualify for tax-free pass through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or a lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Stock Market Risk. A portion of your investment in Common Shares represents an indirect investment in equity securities owned by the Trust, substantially all of which are traded on a domestic or foreign securities exchange or in the over-the-counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably.

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Trust. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Trust.

U.S. Securities Risk. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and investments made by the Trust.

Foreign Securities Risk. Under current market conditions, the Trust may invest up to 100% of its total assets in Foreign Securities, although it is not the Trust’s current intent to do so. Investing in Foreign Securities, including emerging markets (or lesser developed countries), involves certain risks not involved in domestic investments, including, but not limited to:

•	fluctuations in foreign exchange rates;
•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	lower trading volume;
•	much greater price volatility and illiquidity of certain foreign securities markets;
•	different trading and settlement practices;
•	less governmental supervision;
•	regulatory changes;
•	changes in currency exchange rates;
•	high and volatile rates of inflation;
•	fluctuating interest rates;
•	less publicly available information; and
•	different accounting, auditing and financial record-keeping standards and requirements.

Investments in Foreign Securities, especially in emerging market countries, will expose the Trust to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Trust may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability;
•	the possibility that an issuer may not be able to make payments to investors outside of the issuer’s country; and
•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency;
•	balance of payments position; and
•	the tax treatment of the Trust’s investments, which may result in certain investments in Foreign Securities being subject to foreign withholding taxes, or being subject to U.S. federal income tax rules that may cause a U.S. holder to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gain. See “U.S. Federal Income Tax Matters” in the Statement of Additional Information.

These risks are often heightened for investments in smaller, emerging capital markets. For more information regarding risks of emerging market investing, see “Emerging Markets Risks” below.

Foreign Currency Risk. Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risks. The Trust may invest in issuers located or doing substantial business in emerging market countries. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in securities of issuers domiciled or doing substantial business in foreign countries can be intensified in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Dilution Risk. If the Trust determines to conduct a rights offering to subscribe for Common Shares, holders of Common Shares may experience dilution of the aggregate net asset value of their Common Shares. The level of dilution will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Trust’s net asset value per Common Share is above or below the subscription price on the expiration date of the rights offering.

Shareholders who do not exercise their subscription rights fully may, at the completion of such an offering, own a smaller proportional interest in the Trust than if they exercised their subscription rights fully. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Trust’s shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s shares if the shareholder does not participate fully in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s shares whether or not the shareholder participates in such an offering. The Trust cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s subscription rights because the Trust does not know what the net asset value per share will be when the offer expires or what proportion of the subscription rights will be exercised.

The Trust’s investors do not have preemptive rights to any shares the Trust may issue in the future, except as otherwise specified by the Trust upon the creation of Securities, including in connection with an offering to shareholders of one or more classes of its Common Shares, such as Subscription Rights. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases shares, the Trust may sell additional shares or other classes of shares in the future or issue equity interests in private offerings. To the extent the Trust issues additional equity interests after an investor purchases its shares, such investor’s percentage ownership interest in the Trust will be diluted.

Leverage Risk. Leverage risk is the risk associated with the borrowing of funds and other investment techniques to leverage the Common Shares.

Leverage is a speculative technique which may expose the Trust to greater risk and increase its costs. Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage. For example, leverage may cause greater swings in the Trust’s net asset value or cause the Trust to lose more than it invested. The Trust will also have to pay interest on its borrowings, reducing the Trust’s return.

These interest expenses may be greater than the Trust’s return on the underlying investment. There can be no assurance that the Trust’s leveraging strategy will be successful.

If leverage is employed, the net asset value and market value of the Common Shares will be more volatile, and the yield to the holders of Common Shares will tend to fluctuate with changes in the shorter-term interest rates on the leverage. If the interest rate on the leverage approaches the net rate of return on the Trust’s investment portfolio, the benefit of leverage to the holders of the Common Shares would be reduced. If the interest rate on the leverage exceeds the net rate of return on the Trust’s portfolio, the leverage will result in a lower rate of return to the holders of Common Shares than if the Trust were not leveraged. The Trust will pay (and the holders of Common Shares will bear) any costs and expenses relating to any leverage. Accordingly, the Trust cannot assure you that the use of leverage would result in a higher yield or return to the holders of the Common Shares.

Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of Common Shares. Therefore, if the market value of the Trust’s portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of Common Shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. In extreme cases, the Trust might be in danger of failing to maintain the required asset coverage or of having insufficient current investment income to meet the interest payments on. In order to counteract such an event, the Trust might need to reduce its leverage and to liquidate investments in order to repay some or all of the borrowing. Liquidation at times of low security prices may result in capital losses and may reduce returns to the holders of Common Shares.

While the Trust may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Trust will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Common Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Trust were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holders of Common Shares relative to the circumstance where the Trust had not reduced leverage. The Trust may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Interest Rate Risk. Interest rate risk encompasses the risk that fixed income investments, such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks, such as REIT common stocks, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Trust’s investments in such securities means that the net asset value and market price of its Common Shares will tend to decline if market interest rates rise. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust distributions. The Trust utilizes leverage, which magnifies interest rate risk.

Inflation Risk. Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted (or “real”) value of your investment or the income from that investment will be worth less in the future. As inflation occurs, the real value of your investment and distributions declines.

Deflation Risk. Deflation risk is the risk that the Trust’s distributions may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Trust.

Payment Restrictions. The Trust is prohibited from declaring, paying or making any dividends or distributions on its Common Shares unless it satisfies certain conditions. These prohibitions on the payment of dividends or distributions might impair the Trust’s ability to maintain its qualification as a RIC for federal income tax purposes. There can be no assurance, however, that such redemptions can be effected in time to permit the Trust to distribute its income as required to maintain its qualification as a RIC under the Code. See “Tax Matters - U.S. Tax Matters.”

Risks of Investment in Preferred Securities. The Trust may invest in preferred securities, which entails special risks, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified period of time, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain Trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of Trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the Trust or special purpose entity’s rights as a creditor under the agreement with its operating company.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Trust.

New Types of Securities. From time to time, preferred securities, including Trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Risks of Investment in Illiquid Securities. The Trust does not presently intend to invest in illiquid securities; however, the Trust may invest in illiquid securities. Illiquid securities are securities that are not readily marketable (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Trust has valued the securities) and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the Trust will not be able to sell the securities at the time desired or at prices approximating the value at which the Trust is carrying the securities on its books.

Risks of Investment in Lower-Rated Securities. The Trust may invest up to 20% of its total assets in securities rated below investment grade or considered by the Advisor to be of comparable credit quality. Investment grade securities are those that are rated within the four highest grades (i.e., Baa3/BBB - or better) by Moody’s, S&P or Fitch or unrated securities determined by the Advisor to be of comparable quality. Securities rated below investment grade are regarded as having speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The values of lower-rated securities often reflect individual corporate developments and are often more sensitive to economic changes than higher-rated securities. Issuers of lower-rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The issuers are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower-rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower-rated securities have a lower degree of protection with respect to principal and interest payments than do investors in higher-rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower-rated securities could experience financial distress resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities. If the issuer of a security held by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for lower-rated securities are not as liquid as the secondary markets for higher-rated securities. The secondary markets for lower-rated securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume of lower-rated securities is generally lower than that of higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse change in the condition of a particular issuer. Under certain economic and/or market conditions, the Trust may have difficulty disposing of certain lower-rated securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the lower-rated securities, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Trust’s assets. Market quotations on lower-rated securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The market for lower-rated securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for lower-rated securities may be affected by legislative and regulatory developments. These developments could adversely affect the Trust’s net asset value and investment practices, the secondary market for lower-rated securities, the financial condition of issuers of these securities and the value and liquidity of outstanding lower-rated securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower-rated securities and limiting the deductibility of interest by certain corporation issuers of lower-rated securities had an adverse effect on the lower-rated securities market.

When the secondary market for lower-rated securities becomes less liquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Trust’s lower-rated securities, judgment plays a more important role in determining such valuations. Decreased liquidity in the market for lower-rated securities, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Trust to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower-rated securities contract due to adverse economic conditions or for other reasons, certain of the Trust’s liquid securities may become illiquid and the proportion of the Trust’s assets invested in illiquid securities may significantly increase.

The Trust may only invest in lower-rated securities that are rated CCC- or higher by S&P, rated Caa or higher by Moody’s, or rated CCC- or higher by Fitch, or unrated securities determined by the Advisor to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default and such issuers may be in default or there may be present elements of danger with respect to the payment of principal or interest. The Trust will not invest in securities which are in default at the time of purchase.

Small-Cap Companies Risk. The Trust may invest in companies whose market capitalization is considered small as well as mid-cap companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Trust could have greater difficulty selling such securities at the time and price that the Trust would like.

Convertible Securities. The Trust may also invest in convertible securities of real estate companies. The market value of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities may vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Strategic Transactions. Strategic Transactions in which the Trust may engage, including hedging and risk management transactions such as interest rate and foreign currency transactions, options and swaps, also involve certain risks and special considerations. Strategic Transactions will be entered into to seek to manage the risks of the Trust’s portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions involve risks, including (i) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (ii) that the derivative instruments used in Strategic

Transactions may not be liquid and may require the Trust to pay additional amounts of money. Successful use of Strategic Transactions depends on the Advisor’s ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Trust’s net asset value and its ability to pay distributions if they are not offset by gains on the portfolio positions being hedged. The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Trust may experience significant delays in obtaining any recovery under the contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money and in a decline in the Trust’s net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement. The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing preferred share dividends or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap which may result in a decline in the net asset value of the Common Shares.

Options Risk. There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Investment Risk. An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Discount Risk. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of Trust investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Trust’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Trust, the Trust cannot predict whether the shares will trade at, below or above net asset value.

Market Disruption Risk. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war (including the Russian invasion of Ukraine), global public health emergencies (such as the pandemic caused by COVID-19), and other geopolitical events, earthquakes, storms and other disasters. The Trust cannot predict the effects of similar events in the future on the markets or economy of the U.S. or other countries. Disruptions of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors affecting the Trust.

Anti-Takeover Provisions. The Trust’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at net asset value. In addition, if the Trust issues preferred shares, the holders of the preferred shares will have voting rights that could deprive holders of Common Shares of such opportunities.

Effects of Leverage [Text Block]

Effects of Leverage

The following table illustrates the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Trust’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Trust. Actual returns may be greater or less than those appearing in the table below. See “Risk Factors - Leverage Risk.” The table further reflects the issuance of leverage representing 32.43% of the Trust’s total net assets, net of expenses. The Trust’s currently projected annual interest on its leverage is 4.39%.

Assumed Portfolio Total Return (Net of Expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Common Share Total Return	(16.80)%	(9.45)%	(2.11)%	5.24%	12.59%

Common Share total return is composed of two elements - the Common Share distributions paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying interest on borrowings) and gains or losses on the value of the securities the Trust owns. As required by Securities and Exchange Commission rules, the table above assumes that the Trust is more likely to suffer capital losses than to enjoy capital appreciation.

The Trust regularly utilizes leverage through borrowing. However, the foregoing illustrations will not be pertinent if the Trust were to cease using such leverage.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Common Share Total Return	(16.80)%	(9.45)%	(2.11)%	5.24%	12.59%

Return at Minus Ten [Percent]		(16.80%)
Return at Minus Five [Percent]		(9.45%)
Return at Zero [Percent]		(2.11%)
Return at Plus Five [Percent]		5.24%
Return at Plus Ten [Percent]		12.59%
Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table sets forth for each of the quarters indicated: (i) the high and low closing market prices for Common Shares on the NYSE, (ii) the corresponding net asset value (“NAV”) per share, and (iii) the premium or discount to NAV per share at which the Trust’s Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M., Eastern Time). See “Determination of Net Asset Value” for information as to the determination of the Trust’s NAV.

	Closing Market Price Per Common Share(1)		NAV per Common Share on Date of Market Price(2)		Premium/(Discount) on Date of Market Price(1)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
March 31, 2023	$7.14	$5.10	$7.54	$5.93	-5.31%	-14.00%
June 30, 2023	$5.54	$4.98	$6.37	$5.66	-13.03%	-12.01%
September 30, 2023	$5.59	$4.46	$6.22	$5.01	-10.13%	-10.98%
December 31, 2023	$5.43	$3.90	$6.20	$4.53	-12.42%	-13.91%
March 31, 2024	$5.52	$4.97	$6.10	$5.54	-9.51%	-10.29%
June 30, 2024	$5.29	$4.70	$5.76	$5.17	-8.16%	-9.09%
September 30, 2024	$6.62	$5.02	$6.38	$5.29	3.76%	-5.10%
December 31, 2024	$6.44	$4.81	$6.27	$5.05	2.71%	-4.75%
March 31, 2025	$5.34	$4.79	$5.12	$4.85	4.30%	-1.24%
June 30, 2025	$5.29	$4.33	$4.99	$4.52	6.01%	-4.20%
September 30, 2025	$5.36	$4.81	$5.05	$4.80	6.14%	0.21%
December 31, 2025	$5.16	$4.22	$4.94	$4.46	4.45%	-5.38%
____________

(1) Source: The Advisor, based on public information available via Factset.

(2) Source: NYSE.

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on February 2, 2026 was $4.54, $4.77 and 5.07%, respectively. As of February 2, 2026, the Trust had 151,399,824 Common Shares outstanding and net assets applicable to Common Shares of $687,376,777. See “Repurchase of Common Shares” in this prospectus.

Lowest Price or Bid	[5]			$ 4.22	$ 4.81	4.33	$ 4.79	4.81	$ 5.02	$ 4.7	$ 4.97	3.9	$ 4.46	$ 4.98	$ 5.1
Highest Price or Bid	[5]			5.16	5.36	5.29	5.34	6.44	6.62	5.29	5.52	5.43	5.59	5.54	7.14
Lowest Price or Bid, NAV	[6]			4.46	4.8	4.52	4.85	5.05	5.29	5.17	5.54	4.53	5.01	5.66	5.93
Highest Price or Bid, NAV	[6]			$ 4.94	$ 5.05	$ 4.99	$ 5.12	$ 6.27	$ 6.38	$ 5.76	$ 6.1	$ 6.2	$ 6.22	$ 6.37	$ 7.54
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[5]			4.45%	6.14%	6.01%	4.30%	2.71%	3.76%	(8.16%)	(9.51%)	(12.42%)	(10.13%)	(13.03%)	(5.31%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[5]			(5.38%)	0.21%	(4.20%)	(1.24%)	(4.75%)	(5.10%)	(9.09%)	(10.29%)	(13.91%)	(10.98%)	(12.01%)	(14.00%)
Share Price			$ 4.77
NAV Per Share			$ 4.54
Latest Premium (Discount) to NAV [Percent]			5.07%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF COMMON SHARES

The following is a brief description of the terms of the Common Shares. This description does not purport to be complete and is qualified by reference to the Trust’s Agreement and Declaration of Trust and its Amended and Restated Bylaws (the “Bylaws”). For complete terms of the Common Shares please refer to the actual terms of the series, which are set forth in the Agreement and Declaration of Trust.

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to the Agreement and Declaration of Trust. The Trust is authorized to issue an unlimited number of Common Shares of beneficial interest, par value $.001 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of an offering, will be fully paid and non-assessable. Though the Trust expects to pay distributions monthly on the Common Shares, it is not obligated to do so. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. Although shareholders do not have preemptive or other subscription rights, the Trust may offer Common Shares to the shareholders of one or more classes of its Common Shares upon the creation of Securities, including in connection with an offering to shareholders of one or more classes of its Common Shares, such as Subscription Rights. The Trust sends annual and semi-annual reports, including financial statements, to all holders of its shares.

Any additional offerings of Common Shares will require approval by the Trust’s Board of Trustees and be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Trust’s outstanding voting securities.

Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may do so by trading through a broker on NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in real estate securities have during some periods traded at prices higher than net asset value and, during other periods, have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and you should not purchase the Common Shares if you intend to sell them soon after purchase. See “Borrowings and Use of Leverage” and the Statement of Additional Information under “Repurchase of Common Shares.”

The Trust’s common shareholders will vote as a single class to elect the Trust’s Board of Trustees (subject to the special voting rights of preferred shares) and on additional matters with respect to which the 1940 Act, the Trust’s Agreement and Declaration of Trust, By-laws or resolutions adopted by the trustees provide for a vote of the Trust’s common shareholders. See “Risk Factors - Anti-takeover Provisions.”

Security Title [Text Block]		COMMON SHARES
Security Dividends [Text Block]

DISTRIBUTIONS

Managed Distribution Policy.

The Trust, acting in accordance with an exemptive order received from the U.S. Securities and Exchange Commission (“SEC”) on August 5, 2008, utilizes a managed distribution policy under which the Trust’s regular monthly distribution may include both income and, where applicable, realized capital gains (“Managed Distribution Policy”).

Dividends from net investment income, if any, are declared quarterly and paid monthly. Dividends and other distributions to common shareholders are recorded on the ex-dividend date. A portion of distributions for a period may be a return of capital if the amount of the distributions paid for the period exceeds the net investment income and net realized capital gains for the period. The Trust may offset realized capital gains with realized capital losses and capital loss carryforwards rather than distribute such gains.

In furtherance of the Trust’s Managed Distribution Policy, the Trust distributes a fixed amount per Common Share, currently $0.06, each month to its common shareholders. This amount, which has ranged from $0.045 to $0.06 over the last ten years, is subject to change from time to time in the discretion of the Board. The most recent monthly fixed distribution amount per Common Share will be set forth in the Trust’s most recent annual report or semi-annual report to shareholders, but the actual, current monthly fixed distribution amount per Common Share will be set forth in your investor account statement. The fixed amount of distributions will be reviewed and amended as necessary by the Board at regular intervals with consideration of the level of investment income and realized gains.

Distributions will be made only after paying interest and required principal payments on borrowings, if any. Under a Managed Distribution Policy, if, for any monthly distribution, net capital gain and other net taxable income were less than the amount of the distribution, the difference would be distributed from the Trust’s assets. In an effort to maintain the Trust’s monthly distribution at a stable level, the Board recognizes that a portion of the Trust’s distributions may be characterized as a return of capital, particularly in periods when the Trust incurs losses on its portfolio securities. (A return of capital is a distribution by the Trust that exceeds the Trust’s current and accumulated earnings and profits and which represents a return of a common shareholder’s original investment. To the extent a distribution paid by the Trust represents a return of capital, a common shareholder’s cost basis in Trust shares will be reduced, which will increase a capital gain or reduce a capital loss upon sale of those shares.) Under such circumstances, the Board will not necessarily reduce the Trust’s distribution, but will closely monitor its sustainability, recognizing that losses may be reversed and that, in subsequent periods, gains on portfolio securities may give rise to the need for a supplemental distribution, which the Trust seeks to minimize. In considering sustainability, the Board may consider realized gains that have been offset, for the purposes of calculating taxable income, by capital loss carryforwards. Thus, the level of the Trust’s distributions will be independent of its performance for a particular period, but the Trust expects its distributions to correlate to its performance over time. In particular, the Trust expects that its distribution rate in relation to its net asset value will correlate to its total return on net asset value over time.

The Trust’s final distribution for each calendar year will generally include any remaining net capital gain and other net taxable income that was undistributed during the year. If, for any calendar year, the total distributions exceeded net capital gain and other net taxable income (the “Excess”), any amount distributed out of the Excess will be treated as dividends to the extent of the Trust’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits (i.e., a return of capital) will first reduce the adjusted tax basis in the shares (but not below zero), and after such adjusted tax basis is reduced to zero, will constitute capital gain (assuming the shares are held as capital assets). In the event the Trust distributes the Excess, such distribution will decrease the Trust’s total assets and, therefore, have the likely effect of increasing the Trust’s expense ratio. In addition, in order to make such distributions, the Trust may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

There is no guarantee that the Board of Trustees will continue to implement the Managed Distribution Policy. The Board of Trustees reserves the right to change the Trust’s distribution policy, including the basis for establishing the rate of its monthly distributions, from time to time and may do so without prior notice to common shareholders. Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of the current distribution or from the terms of the Trust’s Managed Distribution Policy. The Board may amend or terminate the policy without prior notice to shareholders. Shareholders should note that the Managed Distribution Policy is subject to change or termination for a variety of reasons. Through its ownership of portfolio securities, the Trust is subject to risks including, but not limited to, declines in the value of real estate held by portfolio companies, risks related to general and local economic conditions, and portfolio company losses. An economic downturn might have a material adverse effect on the real estate markets and the real estate companies in which the Trust invests, which could result in the Trust failing to achieve its investment objectives and jeopardizing the continuance of the Managed Distribution Policy.

Level Rate Distribution Policy. In the event that the Board determines to terminate the Managed Distribution Policy, the Trust would, nonetheless, intend to make regular monthly cash distributions to common shareholders at a level rate based on the projected performance of the Trust, which rate may be adjusted from time to time (the Level Rate Distribution Policy). The Trust’s ability to maintain a Level Rate Distribution Policy would depend on a number of factors, including the stability of income received from its investments, net capital gain or loss, and interest and required principal payments on borrowings, if any.

At least annually, the Trust intends to distribute all of its net capital gain and other net taxable income not distributed during the year.

DIVIDEND REINVESTMENT PLAN

Pursuant to the Trust’s Dividend Reinvestment Plan (the “Plan”), shareholders of the Trust are automatically enrolled, to have all distributions reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Trust’s Common Shares pursuant to the Plan. You may elect not to participate in the Plan and to receive all distributions in cash by sending written instructions or by contacting the Plan Agent at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the distribution record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared distribution. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After the Trust declares a distribution (together, a “Distribution”), the Plan Agent will acquire Common Shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized Common Shares from the Trust (“Newly Issued Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on NYSE or elsewhere. If, on the Distribution payment date, the net asset value is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the Distribution amount in Newly Issued Shares on behalf of the participants. The number of Newly Issued Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Distribution by the net asset value per Common Share on the date the shares are issued; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Distribution will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Distribution, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the Distribution amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Distribution, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Distribution, whichever is sooner (the “Last Purchase Date”), to invest the Distribution amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Distributions. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Distribution through the date before the next “ex-dividend” date which typically will be approximately ten days. If, before the Plan Agent has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Distribution had been paid in Newly Issued Common Shares on the Distribution payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Distribution amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making Open-Market Purchases and may invest the uninvested portion of the Distribution amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Distribution will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Agent’s fees for the handling of the reinvestment of Distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Per share fees include any appliable brokerage commissions the Plan Agent is required to pay. The automatic reinvestment of Distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. See “Tax Matters.” The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share fee. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.

All correspondence or questions concerning the Plan should be directed to the Plan Agent at Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3006, Phone Number: (866) 221-1580, website: www.computershare.com/investor.

Security Voting Rights [Text Block]

The Trust’s common shareholders will vote as a single class to elect the Trust’s Board of Trustees (subject to the special voting rights of preferred shares) and on additional matters with respect to which the 1940 Act, the Trust’s Agreement and Declaration of Trust, By-laws or resolutions adopted by the trustees provide for a vote of the Trust’s common shareholders. See “Risk Factors - Anti-takeover Provisions.”

Outstanding Securities [Table Text Block]

The following provides information about the Trust’s outstanding shares as of February 2, 2026:

Title of Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	0	151,399,824

Outstanding Security, Title [Text Block]

THE TRUST

The Trust is a diversified, closed-end management investment company registered under the Investment Company Act. The Trust was organized as a Delaware statutory trust on November 6, 2003, pursuant to the Amended and Restated Agreement and Declaration of Trust governed by the laws of the State of Delaware (the “Agreement and Declaration of Trust”). During 2004, the Trust issued 101,000,000 Common Shares at $15.00 per share. During 2023, the Trust issued 23,378,100 Common Shares at $5.03 per share. In connection with the Trust’s Dividend Reinvestment Plan (“DRIP”), the Trust issued 646,032 and 242,481 Common Shares for the years ended December 31, 2025 and December 31, 2024, respectively. As of February 2, 2026, the Trust had outstanding Common Shares of 151,399,824 with a par value of $0.001 per share.

The Trust’s Common Shares are traded on NYSE under the symbol “IGR”. The Trust’s principal office is located at 555 E. Lancaster Avenue, Suite 120, Radnor, Pennsylvania 19087 and its telephone number is 1-877-711-4272.

The following provides information about the Trust’s outstanding shares as of February 2, 2026:

Title of Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	0	151,399,824

General Real Estate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Real Estate Risks. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws, interest rate levels, and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities or dividends on its equity securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently, its ability to control decisions relating to such properties may be limited.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

Multifamily/Residential Properties. The value and successful operation of a multifamily/residential property may be affected by a number of factors, such as the location of the property, environmental and natural hazards, financing and debt obligations, including the level of mortgage rates, the presence of competing properties, adverse economic conditions, oversupply and rent control laws or other laws affecting such properties, and the ability of the management team in evaluating potential and current investments, leasing decisions, managing vacancy, tenant risks, and property maintenance.

Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

Office Properties. Office properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property subsequent to a foreclosure of such property.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs, and competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

The governmental laws and regulations described above are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply in its own right for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses would be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

Community Shopping Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. Like other types of property in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions with respect to rental rates and occupancy levels.

Industrial Properties. Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.

Tower Companies. Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on-site or off-site contamination and related personal injury or property damage.

Data Centers Properties. Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.

Net Lease Properties. Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.

Other factors that may contribute to the riskiness of all real estate investments include:

Lack of Insurance. Certain real estate companies may have disclosed that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable, or not economically insurable. Certain properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Any type of uninsured loss could cause a real estate company to lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Trust’s investment performance.

Credit Risk. Real estate companies may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real estate companies may be subject to risks normally associated with debt financing. If the principal payments of a real estate company’s debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company’s cash flow may not be sufficient to repay all maturing debt outstanding.

In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a real estate company’s range of operating activity. A real estate company, therefore, may be contractually prohibited from incurring additional indebtedness, selling its assets, engaging in mergers, or making acquisitions which may be beneficial to the operation of the real estate company.

Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions could be reduced.

Recent Events. The value of real estate is particularly susceptible to a variety of factors, such as economic, financial or political events, including, but not limited to, recessions, changes in interest rates, rising inflation, war, including Russia’s invasion of Ukraine, acts of terrorism, the spread of infectious disease or other public health emergencies, such as the global pandemic caused by COVID-19, and other changes in foreign and domestic conditions. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Acts of God and Geopolitical Risks. The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of COVID-19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. The performance of certain investments may also be affected because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.

The extent of the impact of any such disruption on the Trust will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Advisor’s ability to source, manage and divest investments, and the Advisor’s ability to achieve the Trust’s investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Advisor, the Trust, and its portfolio investments, or even temporarily or permanently halt their operations.

REIT Issues. U.S. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Trust may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate-level taxation, significantly reducing the return to the Trust on its investment in such company. REITs could possibly fail to qualify for tax-free pass through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or a lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Stock Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Market Risk. A portion of your investment in Common Shares represents an indirect investment in equity securities owned by the Trust, substantially all of which are traded on a domestic or foreign securities exchange or in the over-the-counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Trust. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Trust.

U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Securities Risk. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and investments made by the Trust.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Under current market conditions, the Trust may invest up to 100% of its total assets in Foreign Securities, although it is not the Trust’s current intent to do so. Investing in Foreign Securities, including emerging markets (or lesser developed countries), involves certain risks not involved in domestic investments, including, but not limited to:

•	fluctuations in foreign exchange rates;
•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	lower trading volume;
•	much greater price volatility and illiquidity of certain foreign securities markets;
•	different trading and settlement practices;
•	less governmental supervision;
•	regulatory changes;
•	changes in currency exchange rates;
•	high and volatile rates of inflation;
•	fluctuating interest rates;
•	less publicly available information; and
•	different accounting, auditing and financial record-keeping standards and requirements.

Investments in Foreign Securities, especially in emerging market countries, will expose the Trust to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Trust may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability;
•	the possibility that an issuer may not be able to make payments to investors outside of the issuer’s country; and
•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency;
•	balance of payments position; and
•	the tax treatment of the Trust’s investments, which may result in certain investments in Foreign Securities being subject to foreign withholding taxes, or being subject to U.S. federal income tax rules that may cause a U.S. holder to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gain. See “U.S. Federal Income Tax Matters” in the Statement of Additional Information.

These risks are often heightened for investments in smaller, emerging capital markets. For more information regarding risks of emerging market investing, see “Emerging Markets Risks” below.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risks. The Trust may invest in issuers located or doing substantial business in emerging market countries. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in securities of issuers domiciled or doing substantial business in foreign countries can be intensified in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution Risk. If the Trust determines to conduct a rights offering to subscribe for Common Shares, holders of Common Shares may experience dilution of the aggregate net asset value of their Common Shares. The level of dilution will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Trust’s net asset value per Common Share is above or below the subscription price on the expiration date of the rights offering.

Shareholders who do not exercise their subscription rights fully may, at the completion of such an offering, own a smaller proportional interest in the Trust than if they exercised their subscription rights fully. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Trust’s shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s shares if the shareholder does not participate fully in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s shares whether or not the shareholder participates in such an offering. The Trust cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s subscription rights because the Trust does not know what the net asset value per share will be when the offer expires or what proportion of the subscription rights will be exercised.

The Trust’s investors do not have preemptive rights to any shares the Trust may issue in the future, except as otherwise specified by the Trust upon the creation of Securities, including in connection with an offering to shareholders of one or more classes of its Common Shares, such as Subscription Rights. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases shares, the Trust may sell additional shares or other classes of shares in the future or issue equity interests in private offerings. To the extent the Trust issues additional equity interests after an investor purchases its shares, such investor’s percentage ownership interest in the Trust will be diluted.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. Leverage risk is the risk associated with the borrowing of funds and other investment techniques to leverage the Common Shares.

Leverage is a speculative technique which may expose the Trust to greater risk and increase its costs. Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage. For example, leverage may cause greater swings in the Trust’s net asset value or cause the Trust to lose more than it invested. The Trust will also have to pay interest on its borrowings, reducing the Trust’s return.

These interest expenses may be greater than the Trust’s return on the underlying investment. There can be no assurance that the Trust’s leveraging strategy will be successful.

If leverage is employed, the net asset value and market value of the Common Shares will be more volatile, and the yield to the holders of Common Shares will tend to fluctuate with changes in the shorter-term interest rates on the leverage. If the interest rate on the leverage approaches the net rate of return on the Trust’s investment portfolio, the benefit of leverage to the holders of the Common Shares would be reduced. If the interest rate on the leverage exceeds the net rate of return on the Trust’s portfolio, the leverage will result in a lower rate of return to the holders of Common Shares than if the Trust were not leveraged. The Trust will pay (and the holders of Common Shares will bear) any costs and expenses relating to any leverage. Accordingly, the Trust cannot assure you that the use of leverage would result in a higher yield or return to the holders of the Common Shares.

Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of Common Shares. Therefore, if the market value of the Trust’s portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of Common Shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. In extreme cases, the Trust might be in danger of failing to maintain the required asset coverage or of having insufficient current investment income to meet the interest payments on. In order to counteract such an event, the Trust might need to reduce its leverage and to liquidate investments in order to repay some or all of the borrowing. Liquidation at times of low security prices may result in capital losses and may reduce returns to the holders of Common Shares.

While the Trust may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Trust will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Common Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Trust were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holders of Common Shares relative to the circumstance where the Trust had not reduced leverage. The Trust may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted (or “real”) value of your investment or the income from that investment will be worth less in the future. As inflation occurs, the real value of your investment and distributions declines.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deflation Risk. Deflation risk is the risk that the Trust’s distributions may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Trust.

Payment Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment Restrictions. The Trust is prohibited from declaring, paying or making any dividends or distributions on its Common Shares unless it satisfies certain conditions. These prohibitions on the payment of dividends or distributions might impair the Trust’s ability to maintain its qualification as a RIC for federal income tax purposes. There can be no assurance, however, that such redemptions can be effected in time to permit the Trust to distribute its income as required to maintain its qualification as a RIC under the Code. See “Tax Matters - U.S. Tax Matters.”

Risks of Investment in Preferred Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investment in Preferred Securities. The Trust may invest in preferred securities, which entails special risks, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified period of time, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain Trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of Trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the Trust or special purpose entity’s rights as a creditor under the agreement with its operating company.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Trust.

New Types of Securities. From time to time, preferred securities, including Trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Risks of Investment in Illiquid Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investment in Illiquid Securities. The Trust does not presently intend to invest in illiquid securities; however, the Trust may invest in illiquid securities. Illiquid securities are securities that are not readily marketable (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Trust has valued the securities) and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the Trust will not be able to sell the securities at the time desired or at prices approximating the value at which the Trust is carrying the securities on its books.

Risks of Investment in Lower-Rated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investment in Lower-Rated Securities. The Trust may invest up to 20% of its total assets in securities rated below investment grade or considered by the Advisor to be of comparable credit quality. Investment grade securities are those that are rated within the four highest grades (i.e., Baa3/BBB - or better) by Moody’s, S&P or Fitch or unrated securities determined by the Advisor to be of comparable quality. Securities rated below investment grade are regarded as having speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The values of lower-rated securities often reflect individual corporate developments and are often more sensitive to economic changes than higher-rated securities. Issuers of lower-rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The issuers are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower-rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower-rated securities have a lower degree of protection with respect to principal and interest payments than do investors in higher-rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower-rated securities could experience financial distress resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities. If the issuer of a security held by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for lower-rated securities are not as liquid as the secondary markets for higher-rated securities. The secondary markets for lower-rated securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume of lower-rated securities is generally lower than that of higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse change in the condition of a particular issuer. Under certain economic and/or market conditions, the Trust may have difficulty disposing of certain lower-rated securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the lower-rated securities, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Trust’s assets. Market quotations on lower-rated securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The market for lower-rated securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for lower-rated securities may be affected by legislative and regulatory developments. These developments could adversely affect the Trust’s net asset value and investment practices, the secondary market for lower-rated securities, the financial condition of issuers of these securities and the value and liquidity of outstanding lower-rated securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower-rated securities and limiting the deductibility of interest by certain corporation issuers of lower-rated securities had an adverse effect on the lower-rated securities market.

When the secondary market for lower-rated securities becomes less liquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Trust’s lower-rated securities, judgment plays a more important role in determining such valuations. Decreased liquidity in the market for lower-rated securities, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Trust to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower-rated securities contract due to adverse economic conditions or for other reasons, certain of the Trust’s liquid securities may become illiquid and the proportion of the Trust’s assets invested in illiquid securities may significantly increase.

The Trust may only invest in lower-rated securities that are rated CCC- or higher by S&P, rated Caa or higher by Moody’s, or rated CCC- or higher by Fitch, or unrated securities determined by the Advisor to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default and such issuers may be in default or there may be present elements of danger with respect to the payment of principal or interest. The Trust will not invest in securities which are in default at the time of purchase.

Small-Cap Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small-Cap Companies Risk. The Trust may invest in companies whose market capitalization is considered small as well as mid-cap companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Trust could have greater difficulty selling such securities at the time and price that the Trust would like.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities. The Trust may also invest in convertible securities of real estate companies. The market value of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities may vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Strategic Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategic Transactions. Strategic Transactions in which the Trust may engage, including hedging and risk management transactions such as interest rate and foreign currency transactions, options and swaps, also involve certain risks and special considerations. Strategic Transactions will be entered into to seek to manage the risks of the Trust’s portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions involve risks, including (i) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (ii) that the derivative instruments used in Strategic

Transactions may not be liquid and may require the Trust to pay additional amounts of money. Successful use of Strategic Transactions depends on the Advisor’s ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Trust’s net asset value and its ability to pay distributions if they are not offset by gains on the portfolio positions being hedged. The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Trust may experience significant delays in obtaining any recovery under the contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money and in a decline in the Trust’s net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement. The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing preferred share dividends or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap which may result in a decline in the net asset value of the Common Shares.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk. There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investment Risk. An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of Trust investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Trust’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Trust, the Trust cannot predict whether the shares will trade at, below or above net asset value.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war (including the Russian invasion of Ukraine), global public health emergencies (such as the pandemic caused by COVID-19), and other geopolitical events, earthquakes, storms and other disasters. The Trust cannot predict the effects of similar events in the future on the markets or economy of the U.S. or other countries. Disruptions of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors affecting the Trust.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. The Trust’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at net asset value. In addition, if the Trust issues preferred shares, the holders of the preferred shares will have voting rights that could deprive holders of Common Shares of such opportunities.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Interest rate risk encompasses the risk that fixed income investments, such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks, such as REIT common stocks, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Trust’s investments in such securities means that the net asset value and market price of its Common Shares will tend to decline if market interest rates rise. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust distributions. The Trust utilizes leverage, which magnifies interest rate risk.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2222 Market Street
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103-3007
Contact Personnel Name		Jack O’Brien
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		151,399,824

[1]
(1)	The sales load will apply only if the securities to which this prospectus relates are sold to or through underwriters. In such case, a corresponding prospectus supplement will disclose the applicable sales load. The corresponding prospectus supplement will also disclose the estimated offering expenses borne by the Trust.

[2]
(4)	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Trust did not utilize leverage.

[3]
(5)	Based on actual borrowings as of December 31, 2025 and utilizing the interest rate as of that same date of 4.39%. This information is unaudited as of February 2, 2026.

[4]
(2)	Assumes that leverage remains 32.43% of the Trust’s capital throughout the periods reflected. See “Management of the Trust - Investment Management Agreement.”

[5]	Source: The Advisor, based on public information available via Factset.
[6]	Source: NYSE.